Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of supplemental cash flow information related to operating leases
Year Ended December 31, 2021
Cash payments for operating leases	$460
New operating lease assets obtained in exchange for operating lease liabilities	$1,824

Schedule of future lease payments under operating leases
Operating Leases
2022	$624
2023	593
2024	550
2025	542
2026	542
2027	254
Total future lease payments	3,105
Less imputed interest	(375)
Total lease liability balance	$2,730